Trade Accounts Receivable, Net -- Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 717.1	$ 665.4
Accounts receivable	717.1	665.4
Contract cost	744.1	675.1
Current [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	619.8	566.6
Percentage of Completion Method [member]
Disclosure of trade accounts receivables [line items]
Accounts receivable	487.3	430.8
Revenue recognized	$ 835.2	$ 854.2